Related Party Transactions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Related Party Transaction [Line Items]
Consulting charges	$ 0
The Doctors Laboratory
Related Party Transaction [Line Items]
Operating Lease, Expense	65,000	$ 67,000
Related party
Related Party Transaction [Line Items]
Laboratory testing services charges	18,000	9,000
Consulting charges		$ 50,000
Payable balances	$ 21,000		$ 23,000